Consolidated Statement of Stockholders Equity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance, amount	$ (1,320,947)	$ (1,569,549)	$ (1,569,549)	$ (1,264,016)
Commitment Shares, amount				388,501
Warrants issued			28,979	636,261
Preferred shares issued, amount				0
Preferred shares issued for debt conversion, amount				300,000
Shares issued for warrant conversion, amount				0
Shares issued for inducement, amount			510,620	42,200
Share based expense for stock options issued				277,333
Shares to be issued for inducement				61,500
Net Loss	(2,734,846)	(1,255,733)	(13,774,168)	(2,011,327)
Shares issued for inducement from to be issued, amount	0		0
Shares issued for prepaid services, amount			306,000
Vested Stok options			381,119
Warrants converted JSC, amount			0
Warrants converted Leonite, amount			0
Sunstone Capital Series C Conversion, amount			0
Series B Conversion recorded to (to be issued), amount			0
Shares Issued for inducement, amount			282,901
Shares Issued for inducement, amount			159,503
Inducement shares for Q4 Financing			3,853,648
Investment in Infusionz			8,500,000
Net loss	(2,734,846)	$ (1,255,734)	(13,774,165)	(2,011,328)
Vested Stock options	95,218
Shares Issued for Services, amount	125,000
Shares issued for Preferred stock conversion, amount	0
Balance, amount	$ (3,835,575)		$ (1,320,947)	$ (1,569,549)
Common Stock
Statement [Line Items]
Balance, shares	14,250,659	12,702,134	12,702,134	12,508,011
Balance, amount	$ 284	$ 144	$ 144	$ 125
Commitment Shares, shares				116,667
Commitment Shares, amount				$ 12
Warrants issued			$ 0
Shares issued for warrant conversion, shares				37,456
Shares issued for warrant conversion, amount				$ 4
Shares issued for inducement, shares			244,086	40,000
Shares issued for inducement, amount			$ 9	$ 4
Shares to be issued for inducement				0
Net Loss	$ 0		$ 0
Shares issued for inducement from to be issued, shares	2,922,849		50,000
Shares issued for inducement from to be issued, amount	$ 29		$ 5
Shares issued for prepaid services, shares			300,000
Shares issued for prepaid services, amount			$ 30
Vested Stok options			$ 0
Warrants converted JSC, shares			484,500
Warrants converted JSC, amount			$ 48
Warrants converted Leonite, Shares			171,433
Warrants converted Leonite, amount			$ 17
Sunstone Capital Series C Conversion, amount			13
Series B Conversion recorded to (to be issued), amount			$ 0
Shares Issued for inducement, Shares			115,000
Shares Issued for inducement, amount			$ 12
Shares Issued for inducement, Shares			58,000
Shares Issued for inducement, amount			$ 6
Inducement shares for Q4 Financing			$ 0
Sunstone Capital Series C Conversion, Shares			125,506
Investment in Infusionz			$ 0
Net loss			0
Vested Stock options	$ 0
Shares Issued for Services, shares	125,000
Shares Issued for Services, amount	$ 1
Shares issued for Preferred stock conversion, shares	12,651,030
Shares issued for Preferred stock conversion, amount	$ 127
Balance, amount	$ 441		$ 284	$ 144
Balance, Shares	29,949,538		14,250,659	12,702,134
Preferred Stock
Statement [Line Items]
Balance, shares	10,000	320,800	320,800
Balance, amount	$ 8,500,000	$ 3	$ 3	$ 0
Commitment Shares, amount				0
Warrants issued			0	$ 0
Preferred shares issued, shares				10,800
Preferred shares issued, amount				$ 0
Preferred shares issued for debt conversion, shares				310,000
Preferred shares issued for debt conversion, amount				$ 3
Shares issued for inducement, amount			0
Net Loss	0		0
Shares issued for inducement from to be issued, amount	0		0
Shares issued for prepaid services, amount			0
Vested Stok options			0
Warrants converted JSC, amount			0
Warrants converted Leonite, amount			0
Sunstone Capital Series C Conversion, amount			(2)
Series B Conversion recorded to (to be issued), amount			$ (1)
Series B Conversion recorded to (to be issued), shares			800
Shares Issued for inducement, amount			$ 0
Shares Issued for inducement, amount			0
Inducement shares for Q4 Financing			$ 0
Sunstone Capital Series C Conversion, Shares			(310,000)
Investment in Infusionz			$ 8,500,000
Net loss			0
Vested Stock options	0
Shares Issued for Services, amount	0
Shares issued for Preferred stock conversion, amount	0
Balance, amount	$ 8,500,000		$ 8,500,000	$ 3
Balance, Shares	10,000		10,000	320,800
Shares to be issued [Member]
Statement [Line Items]
Balance, amount	$ 3,853,649	61,500	$ 61,500	$ 0
Warrants issued			0
Shares issued for inducement, amount			0
Shares to be issued for inducement				61,500
Net Loss	0		0
Shares issued for inducement from to be issued, amount	(3,828,931)		(61,500)
Shares issued for prepaid services, amount			0
Vested Stok options			0
Warrants converted JSC, amount			0
Warrants converted Leonite, amount			0
Sunstone Capital Series C Conversion, amount			0
Series B Conversion recorded to (to be issued), amount			1
Shares Issued for inducement, amount			0
Shares Issued for inducement, amount			0
Inducement shares for Q4 Financing			3,853,648
Investment in Infusionz			0
Net loss			0
Vested Stock options	0
Shares Issued for Services, amount	0
Shares issued for Preferred stock conversion, amount	(1)
Balance, amount	24,717		3,853,649	61,500
Additional Paid-In Capital
Statement [Line Items]
Balance, amount	6,434,677	4,704,193	4,704,193	3,059,920
Commitment Shares, amount				388,489
Warrants issued			28,979	636,261
Preferred shares issued, amount				0
Preferred shares issued for debt conversion, amount				299,997
Shares issued for warrant conversion, amount				(4)
Shares issued for inducement, amount			510,611	42,196
Share based expense for stock options issued				277,333
Shares to be issued for inducement				0
Net Loss	0		0
Shares issued for inducement from to be issued, amount	3,828,902		61,495
Shares issued for prepaid services, amount			305,970
Vested Stok options			381,119
Warrants converted JSC, amount			(48)
Warrants converted Leonite, amount			(17)
Sunstone Capital Series C Conversion, amount			(11)
Series B Conversion recorded to (to be issued), amount			0
Shares Issued for inducement, amount			282,890
Shares Issued for inducement, amount			159,497
Inducement shares for Q4 Financing			0
Net loss			0
Vested Stock options	95,218
Shares Issued for Services, amount	124,999
Shares issued for Preferred stock conversion, amount	(126)
Balance, amount	10,483,670		6,434,677	4,704,193
Accumulated Deficit [Member]
Statement [Line Items]
Balance, amount	(20,109,557)	$ (6,335,389)	(6,335,389)	(4,324,061)
Commitment Shares, amount				0
Warrants issued			0	0
Preferred shares issued for debt conversion, amount				0
Shares issued for inducement, amount			0
Net Loss	(2,734,846)		(13,774,168)	(2,011,328)
Shares issued for inducement from to be issued, amount	0		0
Shares issued for prepaid services, amount			0
Vested Stok options			0
Warrants converted JSC, amount			0
Warrants converted Leonite, amount			0
Sunstone Capital Series C Conversion, amount			0
Series B Conversion recorded to (to be issued), amount			0
Shares Issued for inducement, amount			0
Shares Issued for inducement, amount			0
Inducement shares for Q4 Financing			0
Net loss			(13,774,168)
Vested Stock options	0
Shares Issued for Services, amount	0
Shares issued for Preferred stock conversion, amount	0
Balance, amount	$ (22,844,403)		$ (20,109,557)	$ (6,335,389)